NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fee and commission income (expense) [text block] [Abstract]
Disclosure of fee and commission income (expense) [text block]
	2019 £m	2018 £m	2017 £m
Fee and commission income:
Current accounts	656	647	712
Credit and debit card fees	961	974	949
Commercial banking fees	166	271	321
Private banking and asset management	38	94	98
Factoring	103	83	91
Other fees and commissions	439	428	615
Total fee and commission income	2,363	2,497	2,786
Fee and commission expense	(1,027)	(1,228)	(1,024)
Net fee and commission income	1,336	1,269	1,762